Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction prices allocated to the remaining performance obligations - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction prices allocated to the remaining performance obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 4,762	¥ 2,941
Within 1 year [Member]
Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction prices allocated to the remaining performance obligations [Line Items]
Amounts expected to be recognised as revenue	4,347	1,778
After 1 year [Member]
Revenue from Contracts with Customers (Details) - Schedule of amounts of transaction prices allocated to the remaining performance obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 415	¥ 1,163